INCOME TAXES (Schedule Of Reconciliation Between The Income Taxes Expense (Benefit) Computed By Applying PRC Tax Rate To Income (Loss) Before Income Taxes And Actual Provision For Income Taxes) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Income (loss) before provision of income tax	$ (9,093)	$ (53,253)	$ (23,005)
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(2,273)	(13,313)	(5,751)
Taxable deemed interest income from inter-company interest-free loans	6,276	4,427	1,864
Non-deductible loss and other expenses not deductible for tax purposes	582	2,887	8,526
Effect of income tax exemption of the Company in the Cayman Islands	(18,293)	(3,911)	(5,060)
Effect of tax holidays	(1,707)	(4,718)	(9,846)
Changes in valuation allowance	21,932	10,648	11,651
Total income tax expense (benefit)	$ 6,517	$ (3,980)	$ 1,384